UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 59.8%
	Shares	Value

Austria — 0.1%
Erste Group Bank *	3,906	$196,551
Raiffeisen Bank International *	422	18,144

		214,695

Belgium — 0.2%
Ackermans & van Haaren	320	59,634
Gimv	230	14,706
KBC Groep	2,741	263,400

		337,740

Canada — 0.3%
Alaris Royalty	1,230	19,010
Bank of Montreal	4,475	368,660
Onex	1,160	86,877
Shopify *	949	121,163

		595,710

China — 0.3%
Autohome ADR *	576	47,969
SINA *	4,297	503,822

		551,791

Denmark — 0.1%
Danske Bank	4,212	171,094
Schouw	290	29,365

		200,459

France — 1.3%
Altamir	930	18,128
Atos	967	152,474
BNP Paribas	9,585	792,561
Capgemini	1,223	162,396
Credit Agricole	12,884	242,743
Eurazeo	720	75,760
Ingenico Group	2,187	248,992
Natixis	15,849	144,314
Schneider Electric	1,636	153,314
Societe Generale	4,586	266,782

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
France — continued
Wendel	400	$74,543

		2,332,007

Germany — 0.9%
Allianz	1,235	312,031
AURELIUS Equity Opportunities & KGaA	540	39,623
Bayer	24	3,141
Commerzbank *	3,672	60,443
Deutsche Bank	15,814	290,465
Deutsche Beteiligungs	490	30,236
Fresenius & KGaA	3,429	300,055
Innogy (A)	2,458	93,689
Rocket Internet * (A)	1,060	30,743
Siemens	342	51,871
United Internet	5,352	390,051
Wirecard	1,009	125,649

		1,727,997

Hong Kong — 1.0%
Agricultural Bank of China, Cl H	88,000	53,997
ASM Pacific Technology	4,300	58,706
China Life Insurance	97,000	99,844
China Merchants China Direct Investments	8,000	14,911
China Petroleum & Chemical, Cl H	324,000	279,987
China Telecom, Cl H	434,000	214,707
China Vanke, Cl H	1,600	7,834
Fosun International	45,500	107,488
Tencent Holdings	16,200	960,073

		1,797,547

Indonesia — 3.5%
Adaro Energy	915,200	167,475
AKR Corporindo	83,600	38,870
Astra International	928,800	589,669
Bank Central Asia	586,600	995,666
Bank Danamon Indonesia	196,600	104,992
Bank Mandiri Persero	1,132,000	689,083
Bank Negara Indonesia Persero	351,200	246,576
Bank Rakyat Indonesia Persero	2,940,600	812,653
Gudang Garam	24,800	150,132

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — continued
Hanjaya Mandala Sampoerna	477,500	$174,758
Indocement Tunggal Prakarsa	69,200	112,676
Indofood CBP Sukses Makmur	109,800	71,554
Indofood Sukses Makmur	206,600	119,591
Jasa Marga Persero	239,400	101,922
Kalbe Farma	475,200	59,096
Matahari Department Store	110,000	91,403
Perusahaan Gas Negara Persero	740,200	144,297
PP Persero	539,900	126,219
Semen Indonesia Persero	139,700	116,343
Summarecon Agung	886,300	74,142
Surya Citra Media	275,300	55,313
Telekomunikasi Indonesia Persero	2,109,700	628,725
Tower Bersama Infrastructure	252,600	116,032
Unilever Indonesia	79,600	323,430
United Tractors	89,600	260,331
Waskita Karya Persero	353,400	74,700
Wijaya Karya Bangunan Gedung *	2,650,500	55,035
XL Axiata *	220,700	49,288

		6,549,971

Italy — 0.6%
Assicurazioni Generali	4,088	81,056
Fiat Chrysler Automobiles *	2,920	70,557
Intesa Sanpaolo	124,766	489,574
Intesa Sanpaolo RSP	28,789	109,803
STMicroelectronics	2,097	50,066
UniCredit *	11,791	259,787

		1,060,843

Japan — 10.7%
Ai Holdings	7,600	203,001
Ajinomoto	6,400	121,352
Asahi Group Holdings	5,600	281,667
Bandai Namco Holdings	5,300	172,831
Capcom	8,700	331,121
Casio Computer	11,900	180,402
Central Japan Railway	1,600	302,647
Chiba Bank	16,000	138,353

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
CYBERDYNE *	4,800	$83,012
Daifuku	2,300	153,797
Dai-ichi Life Holdings	16,300	341,244
Daikin Industries	2,100	251,896
Daikyo	6,900	145,812
Disco	1,200	280,736
Don Quijote Holdings	7,100	393,469
FANUC	400	107,997
Ferrotec	3,600	94,279
Fuji Electric	45,000	370,157
FUJIFILM Holdings	1,200	46,057
Fujitsu	54,000	397,642
GMO internet	7,300	132,800
Harmonic Drive Systems	1,900	130,704
HIS	6,100	220,152
Hitachi	11,000	87,299
Hitachi Metals	7,400	100,524
Hoya	2,600	132,632
Inpex	8,200	106,584
Isuzu Motors	21,100	355,436
ITOCHU	12,400	242,957
Jafco *	1,000	56,609
JFE Holdings	10,000	237,107
Kao	1,800	124,699
Kawasaki Heavy Industries	2,600	107,172
Kenko Mayonnaise	4,100	149,849
Keyence	600	365,100
Koito Manufacturing	4,400	309,133
Komatsu	7,400	287,066
Kubota	7,800	158,401
Matsuoka	3,700	174,544
Megachips *	1,700	64,546
Minebea	18,900	427,098
Mitsubishi Electric	8,600	156,962
Mitsubishi UFJ Financial Group	52,600	395,476
Mitsui	14,100	247,205
Mitsui Fudosan	8,400	219,868
MS&AD Insurance Group Holdings	12,700	431,709

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
NEC	1,900	$57,259
Nichias	10,000	135,660
Nidec	2,600	415,590
Nintendo	200	87,881
Nippon Telegraph & Telephone	11,400	542,066
Nitori Holdings	1,500	238,871
Nomura Research Institute	1,100	50,582
NTT Data	5,200	61,112
NTT Urban Development	11,400	149,013
Obayashi	3,900	46,870
Obic	700	54,438
Omron	6,600	411,707
Oracle Japan *	1,000	80,425
Otsuka	3,100	259,824
Penta-Ocean Construction	21,200	162,928
PeptiDream *	4,000	164,880
Pola Orbis Holdings	6,100	238,591
Recruit Holdings	4,800	116,911
Renesas Electronics *	4,300	50,535
Sankyu	5,200	241,495
SCSK	7,500	344,875
Sekisui Chemical	6,800	129,559
Sekisui Plastics	9,400	119,168
Seven & i Holdings	3,500	143,822
Shimadzu	14,600	367,909
Shin-Etsu Chemical	3,600	409,233
Shionogi	6,300	348,384
SMS *	4,600	162,856
SoftBank Group	4,900	403,059
Sony	6,600	314,916
Sumitomo Metal Mining	5,200	243,305
Sumitomo Mitsui Financial Group	6,700	299,373
Sundrug	4,700	202,130
Suzuki Motor	5,900	336,587
Sysmex	1,200	94,092
THK	1,100	45,544
Tokio Marine Holdings	5,300	249,537
Tokyo Century	2,400	129,486

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Tokyo Tatemono	7,400	$118,690
Topcon	9,700	246,565
Toray Industries	25,100	249,460
Toyota Motor	7,300	500,173
Trend Micro *	4,500	242,374
W-Scope	4,200	82,600
Yamaha Motor	4,200	139,269
Yaskawa Electric	1,300	66,923
Yokogawa Electric	12,800	271,547
Zenkoku Hosho	3,900	182,193

		19,829,371

Netherlands — 0.5%
ABN AMRO Group (A)	5,398	182,896
ING Groep	33,697	662,275
Koninklijke Philips	1,213	49,487

		894,658

Norway — 0.1%
DNB	6,862	139,218

South Africa — 0.1%
AngloGold Ashanti	3,873	43,058
Barclays Africa Group	630	9,578
Brait *	7,992	26,041
Zeder Investments	52,240	28,664

		107,341

South Korea — 0.4%
Kakao	1,355	177,647
NAVER	348	296,559
Samsung Electronics	81	189,254

		663,460

Spain — 1.1%
Amadeus IT Group, Cl A	4,789	371,495
Banco Bilbao Vizcaya Argentaria	43,306	406,908
Banco de Sabadell	75,284	178,900
Banco Santander	135,719	1,008,152
Bankia	1,729	8,758

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Spain — continued
CaixaBank	19,578	$105,663

		2,079,876

Sweden — 0.5%
Bure Equity	850	10,647
Hexagon, Cl B	2,258	134,479
ICA Gruppen	4,530	176,948
Lifco, Cl B	710	28,608
Nordea Bank	22,482	277,434
Ratos, Cl B	6,330	29,803
Skandinaviska Enskilda Banken, Cl A	8,738	110,380
Svenska Handelsbanken, Cl A	6,757	98,312
Swedbank, Cl A	6,243	159,563

		1,026,174

Switzerland — 0.5%
ABB	1,921	53,559
Credit Suisse Group	14,859	286,723
Partners Group Holding	150	116,600
UBS Group	24,468	496,851

		953,733

Taiwan — 0.2%
Advantech	17,000	132,988
CTBC Financial Holding	402,000	293,788

		426,776

United Kingdom — 0.4%
3i Group	7,780	102,886
Allied Minds *	8,950	20,459
BAE Systems	18,610	156,955
BT Group, Cl A	46,215	167,622
Carnival	585	41,281
Experian	6,049	139,394
IP Group *	17,530	31,760
Melrose Industries	17,650	56,737

		717,094

United States — 37.0%
Consumer Discretionary — 3.5%
Abercrombie & Fitch, Cl A	4,586	94,976

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Amazon.com *	46	$66,741
AMC Networks, Cl A *	1,420	73,258
American Axle & Manufacturing Holdings *	6,106	107,771
American Public Education *	1,267	32,182
Aptiv	59	5,598
Asbury Automotive Group *	1,333	96,842
Ascena Retail Group *	10,165	21,956
AutoZone *	5	3,827
Belmond, Cl A *	1,884	24,304
Best Buy	105	7,671
BJ’s Restaurants	1,358	51,265
BorgWarner	514	28,918
Boyd Gaming	5,186	204,691
Buckle	1,637	32,822
Caleres	3,190	94,552
Callaway Golf	1,741	25,715
Capella Education	239	19,012
Career Education *	1,905	23,622
Carnival	1,127	80,704
Cato, Cl A	1,792	21,289
Cavco Industries *	691	105,827
Charter Communications, Cl A *	37	13,958
Chico’s FAS	2,886	27,446
Children’s Place	258	38,648
Comcast, Cl A	876	37,256
Cooper-Standard Holdings *	947	117,987
Core-Mark Holding	2,340	51,691
Crocs *	6,380	86,194
Dave & Buster’s Entertainment *	652	30,644
DineEquity	1,009	55,878
Dollar Tree *	39	4,485
Dorman Products *	443	33,420
DSW, Cl A	4,007	80,260
Ethan Allen Interiors	962	23,906
EW Scripps, Cl A *	3,171	50,768
Expedia	27	3,456
Express *	4,052	28,283

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Fiesta Restaurant Group *	3,037	$58,310
Finish Line, Cl A	2,412	27,328
Five Below *	740	48,048
Fossil Group *	2,990	23,800
Fox Factory Holding *	603	23,125
FTD *	1,832	10,736
Gannett	8,238	97,208
Gap	115	3,823
Garmin	83	5,224
Genesco *	1,071	37,324
Gentherm *	2,646	84,672
Genuine Parts	46	4,787
G-III Apparel Group *	2,810	104,954
Group 1 Automotive	1,281	100,494
Guess?	4,216	77,448
H&R Block	95	2,521
Hanesbrands	398	8,645
Hasbro	136	12,862
Haverty Furniture	1,678	37,419
Hilton Worldwide Holdings	250	21,413
Home Depot	404	81,164
ILG	535	16,804
Installed Building Products *	311	22,376
International Game Technology	17	494
iRobot *	394	34,968
JC Penney *	20,602	76,433
Kohl’s	149	9,651
La-Z-Boy, Cl Z	3,288	99,133
LCI Industries	321	35,390
Lear	193	37,276
Leggett & Platt	371	17,255
LGI Homes *	251	16,988
Lithia Motors, Cl A	1,479	184,816
Lowe’s	235	24,612
Lumber Liquidators Holdings *	1,504	42,022
Macy’s	26	675
Marriott Vacations Worldwide	727	110,744

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
McDonald’s	10	$1,711
MDC Holdings	3,138	105,782
Meritage Homes *	2,608	123,750
Michael Kors Holdings *	117	7,722
Monro	1,418	80,117
Motorcar Parts of America *	1,515	41,238
New Media Investment Group	4,640	78,416
Norwegian Cruise Line Holdings *	149	9,050
Nutrisystem	482	20,847
Ollie’s Bargain Outlet Holdings *	641	35,608
Omnicom Group	4,499	344,848
Oxford Industries	302	23,798
Penn National Gaming *	5,308	169,378
Priceline Group *	14	26,769
PulteGroup	325	10,345
Ralph Lauren, Cl A	77	8,802
Red Robin Gourmet Burgers *	828	43,594
Rent-A-Center, Cl A *	3,182	34,461
RH *	1,187	111,566
Ross Stores	364	29,990
Royal Caribbean Cruises	2,904	387,829
Scholastic	2,120	81,450
Scripps Networks Interactive, Cl A	690	60,713
Shutterfly *	545	37,142
Sleep Number *	636	23,939
Sonic	885	22,868
Standard Motor Products	1,079	51,684
Steven Madden *	1,878	86,764
Strayer Education	608	56,228
Sturm Ruger	1,003	53,109
Superior Industries International	1,855	31,257
Tailored Brands	2,419	58,516
Target	310	23,318
Time Warner	590	56,257
TJX	392	31,485
Toll Brothers	434	20,216
TopBuild *	718	54,956

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Twenty-First Century Fox	608	$22,186
Twenty-First Century Fox, Cl A	306	11,291
Universal Electronics *	436	20,100
Viacom, Cl A	128	4,986
Vista Outdoor *	3,129	47,404
Visteon *	13	1,691
Vitamin Shoppe *	2,644	11,237
Walt Disney	179	19,452
Whirlpool	332	60,231
Wingstop	555	26,840
Winnebago Industries	478	21,725
Wolverine World Wide	5,962	195,732
World Wrestling Entertainment, Cl A	657	23,225
Wynn Resorts	16	2,649
Yum! Brands	98	8,290

		6,431,327

Consumer Staples — 1.5%
Altria Group	4,949	348,113
Andersons	2,189	74,645
Archer-Daniels-Midland	576	24,739
B&G Foods	954	31,482
Calavo Growers	273	23,751
Cal-Maine Foods *	2,017	85,823
Campbell Soup	5,987	278,695
Central Garden & Pet *	728	28,530
Central Garden & Pet, Cl A *	738	27,837
Church & Dwight	244	11,919
Clorox	285	40,382
Coca-Cola	602	28,649
Conagra Brands	10,202	387,676
Costco Wholesale	34	6,626
CVS Health	1,353	106,468
Darling Ingredients *	10,276	190,517
Dr Pepper Snapple Group	118	14,083
General Mills	370	21,641
Hershey	108	11,916

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Staples — continued
Inter Parfums	627	$28,591
J&J Snack Foods	190	26,304
JM Smucker	67	8,502
Kellogg	229	15,597
Kimberly-Clark	592	69,264
Monster Beverage *	149	10,166
PepsiCo	454	54,616
Philip Morris International	507	54,366
Procter & Gamble	1,963	169,485
Sanderson Farms	68	8,629
SpartanNash	963	23,468
Spectrum Brands Holdings	96	11,372
SUPERVALU *	1,955	30,967
Sysco	424	26,657
Universal	1,756	84,288
Walgreens Boots Alliance	4,394	330,692
Wal-Mart Stores	121	12,899

		2,709,355

Energy — 0.9%
Anadarko Petroleum	58	3,483
Apache	342	15,346
Archrock	2,719	25,287
CARBO Ceramics *	2,236	17,799
Carrizo Oil & Gas *	2,982	59,968
Chevron	1,120	140,392
CNX Resources *	1,031	14,444
Denbury Resources *	7,444	18,089
Devon Energy	96	3,972
Dorian LPG *	1,421	10,854
Ensco, Cl A	354	2,089
Exterran *	2,848	82,250
Exxon Mobil	2,720	237,456
Green Plains	2,429	42,508
Halliburton	237	12,727
Helix Energy Solutions Group *	7,618	57,364
HollyFrontier	79	3,789

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Energy — continued
Marathon Petroleum	1,242	$86,033
Matrix Service *	1,920	34,368
McDermott International *	12,331	108,266
Newpark Resources *	5,814	52,907
Noble *	17,456	81,869
Oceaneering International *	605	12,511
Oil States International *	1,000	32,000
PDC Energy *	2,295	118,996
REX American Resources *	307	25,067
SEACOR Holdings *	958	44,624
SRC Energy *	10,180	101,291
Unit *	2,701	65,445
US Silica Holdings	1,204	40,081
Valero Energy	1,007	96,642

		1,647,917

Financials — 12.0%
Affiliated Managers Group	129	25,752
Aflac	904	79,733
Allstate	961	94,918
American Equity Investment Life Holding	5,869	193,677
Ameriprise Financial	530	89,411
Ameris Bancorp	817	43,750
AMERISAFE	364	22,113
Apollo Investment	2,437	14,013
Ares Capital	3,953	63,050
Associated Banc-Corp	1,315	32,546
Assured Guaranty	73	2,598
Athene Holding, Cl A *	3,624	181,780
Banc of California	5,452	107,404
BancorpSouth Bank	712	23,888
Bank Mutual	3,169	32,958
Bank of America	57,869	1,851,807
Bank of Hawaii	373	31,209
Bank of New York Mellon	8,792	498,505
Bank of the Ozarks	593	29,620
Banner	639	34,723

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
BB&T	8,208	$452,999
Berkshire Hathaway, Cl B *	144	30,871
BlackRock Capital Investment	2,080	12,397
BofI Holding *	1,267	45,574
Boston Private Financial Holdings	6,923	106,614
Brookline Bancorp	2,032	32,512
Capital One Financial	5	520
Capstead Mortgage ‡	12,203	100,187
Cathay General Bancorp	629	27,512
Central Pacific Financial	1,141	33,739
Chemical Financial	614	35,864
CIT Group	2,427	123,025
Citigroup	20,321	1,594,791
Citizens Financial Group	4,311	197,875
City Holding	130	8,944
CNA Financial	97	5,254
Columbia Banking System	1,355	58,373
Comerica	1,928	183,584
Commerce Bancshares	250	14,628
Community Bank System	2,674	142,524
Cullen	475	50,545
Customers Bancorp *	2,076	63,629
CVB Financial	1,904	44,554
Dime Community Bancshares	1,250	23,750
Donnelley Financial Solutions *	3,249	69,691
E*TRADE Financial *	1,368	72,094
East West Bancorp	2,028	133,665
Employers Holdings	2,546	107,950
Encore Capital Group *	1,989	82,444
Evercore, Cl A	474	47,661
Fidelity Southern	1,359	32,562
Fifth Third Bancorp	10,334	342,055
Financial Engines	996	28,336
First BanCorp *	5,543	33,258
First Commonwealth Financial	2,615	37,839
First Financial Bancorp	4,127	117,620
First Financial Bankshares	1,161	53,928

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
First Horizon National	1,465	$29,095
First Midwest Bancorp	1,848	45,941
FirstCash	3,020	220,762
FNB	7	100
FS Investment	5,740	43,624
Fulton Financial	1,440	26,208
Glacier Bancorp	1,414	55,457
Goldman Sachs Group	2,247	601,948
Great Western Bancorp	3,511	147,989
Green Dot, Cl A *	1,872	114,679
Hancock Holding	716	38,449
Hanmi Financial	1,200	37,800
Hercules Capital	2,666	33,805
Home BancShares	1,082	25,979
HomeStreet *	215	6,332
Hope Bancorp	2,764	52,627
Horace Mann Educators	2,762	114,071
Huntington Bancshares	9,353	151,332
Independent Bank	495	35,318
Infinity Property & Casualty	909	92,036
Interactive Brokers Group, Cl A	3,552	227,292
International Bancshares	453	18,800
International. FCStone *	1,304	56,724
Investment Technology Group	3,122	66,686
JPMorgan Chase	22,690	2,624,551
KeyCorp	9,347	200,026
LegacyTexas Financial Group	806	35,496
LendingTree *	159	58,488
Leucadia National	10,689	289,351
Lincoln National	43	3,560
Loews	1,793	92,608
M&T Bank	2,447	466,838
Maiden Holdings	4,403	31,041
Main Street Capital	1,548	58,762
MB Financial	612	26,181
Medley Capital	1,903	9,686
Mercury General	38	1,860

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Morgan Stanley	8,583	$485,368
Nasdaq	169	13,674
National Bank Holdings, Cl A	1,059	35,201
Navigators Group	1,275	61,965
NBT Bancorp	895	33,034
New Mountain Finance	1,528	20,322
New York Community Bancorp	10	142
NMI Holdings, Cl A *	1,070	19,635
Northern Trust	1,195	125,941
Northfield Bancorp	2,068	34,701
Northwest Bancshares	5,252	88,496
Oaktree Specialty Lending	3,913	19,330
OFG Bancorp	5,022	57,251
Old National Bancorp	11,067	191,459
Opus Bank	147	3,984
Oritani Financial	284	4,743
PacWest Bancorp	1,039	54,475
PennantPark Investment	2,808	18,926
People’s United Financial	14	275
Pinnacle Financial Partners	2	127
Piper Jaffray	462	42,643
PNC Financial Services Group	3,245	512,774
PRA Group *	2,985	106,714
Principal Financial Group	1,006	68,006
ProAssurance	3,041	166,343
Progressive	103	5,572
Prospect Capital	6,930	44,699
Prosperity Bancshares	2	152
Provident Financial Services	3,044	80,088
Prudential Financial	757	89,947
Raymond James Financial	57	5,494
Regions Financial	11,518	221,491
RLI	1,450	93,177
S&P Global	106	19,197
S&T Bancorp	958	38,665
Safeguard Scientifics *	1,860	23,250
Safety Insurance Group	1,037	80,523

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Selective Insurance Group	3,577	$208,360
ServisFirst Bancshares	940	39,875
Signature Bank NY *	470	72,380
Simmons First National, Cl A	674	39,665
Solar Capital	1,524	32,004
Southside Bancshares	3,018	103,608
State Street	3,066	337,781
Sterling Bancorp	3,580	88,605
Stewart Information Services	2,032	90,444
SunTrust Banks	5,253	371,387
SVB Financial Group *	462	113,906
Synchrony Financial	205	8,134
Synovus Financial	1,040	52,406
TCF Financial	9	193
Texas Capital Bancshares *	779	73,849
Tompkins Financial	104	8,566
Triangle Capital	722	7,689
TrustCo Bank NY	10,744	92,398
Trustmark	503	15,990
UMB Financial	842	64,144
Umpqua Holdings	1,897	41,070
United Bankshares	1,595	58,696
United Community Banks	1,410	44,669
United Fire Group	2,076	90,078
Universal Insurance Holdings	757	22,256
Unum Group	884	47,020
US Bancorp	13,384	764,761
Valley National Bancorp	2,254	28,333
Virtus Investment Partners	176	22,528
Waddell & Reed Financial, Cl A	5,743	132,089
Walker & Dunlop *	671	31,168
Washington Federal	733	26,315
Webster Financial	11	623
Wells Fargo	25,723	1,692,058
Westamerica Bancorporation	1,948	115,653
Wintrust Financial	951	81,691
WisdomTree Investments	5,231	60,627

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Zions Bancorporation	1,070	$57,812

		22,150,940

Health Care — 3.1%
Abaxis	1,168	83,687
AbbVie	768	86,185
Acorda Therapeutics *	3,259	84,571
Alexion Pharmaceuticals *	55	6,563
Almost Family *	762	43,472
Amedisys *	1,879	100,752
AmerisourceBergen, Cl A	14	1,395
Amgen	865	160,933
AMN Healthcare Services *	661	35,463
Analogic	745	61,761
AngioDynamics *	2,910	50,663
Anika Therapeutics *	388	25,887
Anthem	179	44,365
Baxter International	816	58,776
Biogen *	46	15,999
BioTelemetry *	590	20,149
Bioverativ *	2,850	293,721
Cambrex *	1,172	66,042
Cantel Medical	457	50,695
Celgene *	161	16,287
Centene *	96	10,295
Chemed	568	148,004
Cigna	287	59,796
Community Health Systems *	6,531	36,900
Computer Programs & Systems	1,687	50,526
CONMED	1,934	111,747
Cooper	182	44,530
Corcept Therapeutics *	1,378	31,715
Diplomat Pharmacy *	3,255	87,852
Eli Lilly	1,651	134,474
Emergent BioSolutions *	1,705	83,187
Ensign Group	1,007	23,191
Express Scripts Holding *	370	29,297

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Health Care — continued
Haemonetics *	2,038	$131,757
HealthEquity *	2,031	102,809
HMS Holdings *	1,943	33,284
Humana	238	67,076
ICU Medical *	244	55,864
Impax Laboratories *	5,067	98,553
Innoviva *	1,316	19,200
Inogen *	244	29,729
Integer Holdings *	2,092	104,914
Integra LifeSciences Holdings *	2,015	106,110
Intuitive Surgical *	133	57,412
Invacare	2,145	39,468
Johnson & Johnson	961	132,801
Kindred Healthcare *	4,662	42,890
Lannett *	1,694	34,473
LHC Group *	1,246	78,249
Ligand Pharmaceuticals *	293	46,183
Luminex	1,235	24,935
Magellan Health *	1,000	99,600
McKesson	35	5,911
Medicines *	3,085	102,206
Merck	3,166	187,586
Meridian Bioscience	1,545	24,179
Merit Medical Systems *	748	34,745
MiMedx Group *	1,733	29,028
Momenta Pharmaceuticals *	1,566	26,622
Myriad Genetics *	4,258	157,035
Nektar Therapeutics, Cl A *	5,208	435,441
Neogen *	690	40,731
Omnicell *	527	25,849
OraSure Technologies *	1,046	22,761
Patterson	384	13,782
Perrigo	42	3,806
Pfizer	3,420	126,677
Providence Service *	862	55,452
Quality Systems *	3,391	44,083
Repligen *	682	24,122

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Health Care — continued
Select Medical Holdings *	6,881	$121,794
Spectrum Pharmaceuticals *	5,860	126,224
Supernus Pharmaceuticals *	744	29,053
Tivity Health *	1,547	59,946
UnitedHealth Group	533	126,204
Varex Imaging *	654	27,775
Varian Medical Systems *	38	4,845
Veeva Systems, Cl A *	3,552	223,279
Waters *	28	6,037
WellCare Health Plans *	1,243	261,502

		5,810,862

Industrials — 3.8%
AAR	2,328	94,214
ABM Industries	2,146	81,612
Actuant, Cl A	2,684	66,429
Acuity Brands	103	15,907
Aegion, Cl A *	2,925	73,359
Aerojet Rocketdyne Holdings *	1,043	28,683
Aerovironment *	1,026	52,695
Albany International, Cl A	1,164	73,856
Allegiant Travel, Cl A	157	25,002
Allison Transmission Holdings	3,106	137,409
American Airlines Group	163	8,854
American Woodmark *	213	28,936
Apogee Enterprises	538	24,484
Applied Industrial Technologies	1,195	88,131
ArcBest	543	19,304
Astec Industries	395	24,648
Atlas Air Worldwide Holdings *	1,677	94,415
Axon Enterprise *	885	23,417
AZZ	503	22,887
Barnes Group	1,688	111,054
Boeing	1,603	568,054
Brady, Cl A	1,469	56,189
Briggs & Stratton	3,639	87,991
Brink’s	99	8,257

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
Caterpillar	228	$37,114
Chart Industries *	1,399	69,348
CIRCOR International	968	51,323
Comfort Systems USA	2,577	109,780
CSX	14	795
Cubic	1,732	100,543
Cummins	89	16,732
Delta Air Lines	1,356	76,980
DXP Enterprises *	1,060	36,263
Eaton	311	26,115
Echo Global Logistics *	1,544	45,085
Encore Wire	1,727	87,386
EnPro Industries	838	73,736
ESCO Technologies	379	23,176
Essendant	3,039	27,503
Expeditors International of Washington	23	1,494
Exponent	325	24,099
Federal Signal	4,718	95,964
Forward Air	409	24,830
Franklin Electric	1,498	67,859
FTI Consulting *	566	24,604
General Cable	3,271	97,149
General Dynamics	439	97,669
General Electric	5,832	94,303
Gibraltar Industries *	690	25,599
Greenbrier	1,889	94,733
Harris	37	5,897
Harsco *	3,500	62,650
Hawaiian Holdings	745	27,826
Healthcare Services Group	926	51,097
Hillenbrand	764	33,845
Honeywell International	527	84,146
Hub Group, Cl A *	2,273	109,218
Huntington Ingalls Industries	95	22,566
Illinois Tool Works	89	15,457
Ingersoll-Rand	381	36,054
Insperity	487	29,829

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
Interface, Cl A	4,243	$105,863
Jacobs Engineering Group	42	2,917
John Bean Technologies	382	43,453
Johnson Controls International	36	1,409
Kaman	1,944	121,889
Kelly Services, Cl A	2,609	73,861
Korn	3,664	163,268
L3 Technologies	663	140,861
Lindsay	493	43,981
Lockheed Martin	175	62,099
LSC Communications	1,983	27,127
Lydall *	425	20,315
Marten Transport	1,867	43,314
Matson	3,089	105,675
Matthews International, Cl A	510	28,560
Mercury Systems *	626	30,061
Mobile Mini	2,228	84,330
Moog, Cl A *	1,948	175,437
Mueller Industries	3,708	122,698
MYR Group *	609	20,633
Nielsen Holdings	1,034	38,682
On Assignment *	1,876	143,645
Patrick Industries *	343	21,969
Powell Industries	773	25,192
Proto Labs *	321	35,101
Quanex Building Products	967	20,017
Raven Industries	1,706	65,766
Regal Beloit	85	6,622
Republic Services, Cl A	1,341	92,261
Roadrunner Transportation Systems *	2,914	16,231
Rockwell Automation	241	47,547
RR Donnelley & Sons	4,147	33,881
Saia *	1,121	84,692
Simpson Manufacturing	545	32,013
SkyWest	3,174	176,951
Snap-on	3	514
Southwest Airlines	60	3,648

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
SPX *	2,885	$90,156
SPX FLOW *	2,616	121,304
Standex International	230	24,139
Team *	1,879	31,943
Tennant	757	51,022
Tetra Tech	694	34,492
Toro	10	657
Trex *	400	44,636
Triumph Group	3,250	94,738
TrueBlue *	3,026	82,761
UniFirst	515	85,130
Union Pacific	248	33,108
United Rentals *	50	9,056
Universal Forest Products	852	31,805
Viad	666	37,829
Wabash National	4,056	104,766
WageWorks *	707	42,809
Watts Water Technologies, Cl A	1,064	84,854
WW Grainger	134	36,134

		7,028,376

Information Technology — 9.1%
8x8 *	1,555	27,524
Accenture, Cl A	591	94,974
Activision Blizzard	206	15,271
Adobe Systems *	354	70,715
ADTRAN	1,423	22,768
Advanced Energy Industries *	534	37,983
Advanced Micro Devices *	3,723	51,154
Agilysys *	2,052	24,624
Alibaba Group Holding ADR *	531	108,478
Alphabet, Cl A *	25	29,556
Alphabet, Cl C *	156	182,511
Analog Devices	74	6,799
Anixter International *	1,788	149,656
Apple	1,276	213,641
Applied Optoelectronics *	769	24,908

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
Arista Networks *	1,737	$479,098
Autodesk *	1,139	131,691
Badger Meter	482	23,232
Baidu ADR *	1,443	356,306
Barracuda Networks *	741	20,415
Benchmark Electronics *	3,658	105,899
Blucora *	3,578	87,303
Bottomline Technologies *	2,065	75,373
Broadcom	725	179,822
Brooks Automation	3,098	86,434
Cabot Microelectronics	350	35,662
CACI International, Cl A *	1,463	205,625
Cardtronics *	975	23,849
CDK Global	3,080	219,573
CEVA *	448	19,712
Check Point Software Technologies *	1,550	160,286
Cisco Systems	4,471	185,725
Citrix Systems *	15	1,391
Cognex	1,850	115,385
Cognizant Technology Solutions, Cl A	2,072	161,575
Corning	508	15,860
Cray *	3,253	78,885
CSG Systems International	550	24,844
CTS	1,827	50,243
Diodes *	3,154	88,911
DXC Technology	689	68,590
Ebix	302	24,794
Electronics For Imaging *	2,036	59,533
ePlus *	248	19,146
ExlService Holdings *	474	28,796
F5 Networks *	1,846	266,821
Facebook, Cl A *	1,954	365,183
FARO Technologies *	990	53,361
Fidelity National Information Services	227	23,236
First Solar *	4,562	306,430
FLIR Systems	1,293	66,215
Fortinet *	5,614	258,469

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
GoDaddy, Cl A *	4,750	$262,343
Guidewire Software *	3,320	263,774
HP	8,446	196,961
IAC *	510	73,935
II-VI *	711	30,324
Insight Enterprises *	2,504	92,948
Intel	5,056	243,396
International Business Machines	1,876	307,101
Intuit	2,455	412,195
IPG Photonics *	685	172,586
Itron *	473	34,624
Jabil	6,083	154,691
Juniper Networks	8,922	233,310
KEMET *	829	16,878
KLA-Tencor	87	9,553
Kulicke & Soffa Industries *	3,340	76,853
Lam Research	39	7,469
Leidos Holdings	1,437	95,704
Littelfuse	74	16,083
LogMeIn	1,447	182,033
Lumentum Holdings *	852	39,448
ManTech International, Cl A	2,051	106,796
Marvell Technology Group	5,437	126,845
Mastercard, Cl A	1,638	276,822
Maxim Integrated Products	128	7,808
MaxLinear, Cl A *	887	22,876
Methode Electronics	566	23,121
Microchip Technology	841	80,080
Micron Technology *	3,267	142,833
Microsemi *	1,935	119,564
Microsoft	2,378	225,934
MicroStrategy, Cl A *	444	61,152
Monotype Imaging Holdings	844	20,214
Motorola Solutions	225	22,379
MTS Systems	1,109	57,502
National Instruments	3,159	157,760
NETGEAR *	1,261	87,892

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
NIC	1,381	$22,925
NVIDIA	95	23,351
NXP Semiconductors *	1,851	222,712
ON Semiconductor *	4,580	113,309
Oracle	930	47,979
OSI Systems *	1,331	87,952
Palo Alto Networks *	1,503	237,279
Park Electrochemical	4,027	73,694
PayPal Holdings *	294	25,084
Perficient *	4,264	82,594
Plexus *	2,267	135,453
Power Integrations	431	32,196
Progress Software	1,060	52,820
PTC *	1,232	89,542
Qorvo *	93	6,675
QUALCOMM	102	6,962
Qualys *	429	26,813
Rambus *	1,776	22,431
Red Hat *	76	9,985
Rogers *	597	98,374
salesforce.com *	5,490	625,365
Sanmina *	4,727	123,611
ScanSource *	2,103	71,923
Semtech *	2,468	88,354
ServiceNow *	4,880	726,485
Shopify, Cl A *	1,164	148,899
Skyworks Solutions	990	96,238
SolarEdge Technologies *	527	18,919
Splunk *	1,877	173,378
SPS Commerce *	395	20,777
Stamps.com *	213	43,420
Sykes Enterprises *	3,070	95,231
Symantec	4,491	122,290
Tableau Software, Cl A *	1,462	112,296
Teradyne	2,717	124,547
Texas Instruments	1,907	209,141
TiVo	2,194	30,606

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
Travelport Worldwide	1,833	$24,947
Trimble *	3,176	140,062
TTM Technologies *	1,511	24,916
Twitter *	2,148	55,440
Tyler Technologies *	1,223	246,447
Ultimate Software Group *	804	187,244
Veeco Instruments *	1,807	30,087
Viavi Solutions *	14,832	127,259
Virtusa *	2,073	92,497
Visa, Cl A	2,931	364,118
VMware, Cl A *	4,297	531,925
Western Digital	116	10,322
Western Union	1,722	35,800
Workday, Cl A *	4,656	558,207
Xilinx	836	61,045
Xperi	919	20,632
YY ADR *	84	11,169
Zebra Technologies, Cl A *	1,175	144,713

		16,912,462

Materials — 1.2%
A Schulman	1,456	56,784
AdvanSix *	2,297	90,640
AK Steel Holding *	12,005	60,745
Balchem	466	36,814
Boise Cascade	2,728	121,260
Calgon Carbon	3,683	78,632
Century Aluminum *	3,493	77,719
CF Industries Holdings	146	6,196
Clearwater Paper *	1,473	69,305
Crown Holdings *	576	33,437
DowDuPont	305	23,052
Eastman Chemical	242	24,002
FMC	132	12,056
Freeport-McMoRan *	1,748	34,086
Hawkins	685	24,181
Haynes International	1,045	37,411

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Materials — continued
HB Fuller	3,064	$158,868
Huntsman	3,447	119,163
Ingevity *	567	41,136
Innophos Holdings	554	25,634
Innospec	395	28,361
Kaiser Aluminum	1,074	118,398
KapStone Paper and Packaging	5,565	192,772
Koppers Holdings *	984	45,067
Kraton *	486	24,426
LyondellBasell Industries, Cl A	695	83,289
Materion	1,670	82,999
Monsanto	28	3,410
Myers Industries	2,123	44,583
Neenah Paper	242	21,901
Nucor	150	10,044
Packaging Corp of America	63	7,915
PH Glatfelter	3,625	84,680
Quaker Chemical	297	45,708
Rayonier Advanced Materials	2,737	51,784
Royal Gold	117	10,413
Schweitzer-Mauduit International	2,251	101,925
Stepan	759	59,521
SunCoke Energy *	3,492	38,761
TimkenSteel *	2,458	39,795
Tredegar	1,886	34,608
US Concrete *	293	22,810

		2,284,291

Real Estate — 0.9%
Acadia Realty Trust ‡	4,277	105,043
Armada Hoffler Properties ‡	1,743	25,082
AvalonBay Communities ‡	390	66,456
CareTrust ‡	1,431	22,739
CBL & Associates Properties ‡	11,534	64,129
CBRE Group, Cl A *	267	12,199
Cedar Realty Trust ‡	4,669	23,859
Chatham Lodging Trust ‡	1,146	25,670

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Real Estate — continued
Chesapeake Lodging Trust ‡	4,970	$136,029
DDR ‡	1,220	9,906
DiamondRock Hospitality ‡	9,199	108,180
EastGroup Properties ‡	679	58,944
Essex Property Trust ‡	217	50,557
Franklin Street Properties ‡	7,412	75,158
Government Properties Income Trust ‡	6,312	108,314
HCP ‡	439	10,571
Hersha Hospitality Trust, Cl A ‡	1,891	35,078
HFF, Cl A *	476	23,424
Hospitality Properties Trust ‡	1,330	37,785
Independence Realty Trust ‡	2,702	24,831
Iron Mountain ‡	88	3,083
Kite Realty Group Trust ‡	6,282	105,915
Lexington Realty Trust ‡	4,980	44,920
National Storage Affiliates Trust ‡	880	22,326
Pennsylvania ‡	5,536	61,782
Prologis ‡	132	8,595
PS Business Parks ‡	67	8,181
Public Storage ‡	9	1,762
Ramco-Gershenson Properties Trust ‡	1,673	22,117
RE/MAX Holdings, Cl A	1,713	84,537
Retail Opportunity Investments ‡	1,422	26,122
Sabra Health Care ‡	805	14,571
Simon Property Group ‡	630	102,923
Summit Hotel Properties ‡	1,607	24,892
Urstadt Biddle Properties, Cl A ‡	3,558	69,096
Welltower ‡	309	18,531
Whitestone, Cl B ‡	2,170	28,514

		1,671,821

Telecommunication Services — 0.2%
AT&T	3,230	120,964
Cogent Communications Holdings	638	28,774
Consolidated Communications Holdings	1,824	22,709
General Communication, Cl A *	2,254	94,510
Iridium Communications *	6,310	80,137

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount	Value
United States — continued
Telecommunication Services — continued
Spok Holdings	2,540	$39,624
Sprint *	1,093	5,826
T-Mobile US *	324	21,092
Verizon Communications	1,301	70,345
Vonage Holdings *	2,973	33,268

		517,249

Utilities — 0.7%
AES	6,596	76,250
ALLETE	2,910	210,800
American Electric Power	60	4,127
American States Water	518	28,604
Avista	3,704	186,533
California Water Service Group	1,111	45,218
Calpine *	762	11,499
CenterPoint Energy	59	1,663
El Paso Electric	2,646	138,121
Entergy	1,231	96,867
FirstEnergy	3,140	103,306
MDU Resources Group	1,066	28,228
Northwest Natural Gas	2,108	120,894
PG&E *	257	10,905
PPL	257	8,191
SCANA	702	28,529
South Jersey Industries	1,121	33,002
Spire	2,854	189,791

		1,322,528

		68,487,128

TOTAL COMMON STOCK (Cost $93,667,582)		110,693,589

ASSET-BACKED SECURITIES — 9.3%
Automotive — 1.1%
BMW Vehicle Lease Trust, Ser 2017-2, Cl A3 Callable 04/20/2020 @ $100 2.070%, 10/20/2020	$325,000	323,250

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Automotive — continued
Nissan Auto Receivables Owner Trust, Ser 2017-A, Cl A3 Callable 02/15/2021 @ $100 1.740%, 08/16/2021	$1,000,000	$990,462
Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A4 Callable 06/15/2021 @ $100 2.120%, 02/15/2023	500,000	493,678
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A3 Callable 10/15/2021 @ $100 2.350%, 05/16/2022	125,000	124,847

		1,932,237

Credit Cards — 1.1%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/2022	1,000,000	991,077
BA Credit Card Trust, Ser 2015-A2, Cl A 1.360%, 09/15/2020	100,000	99,901
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3 1.920%, 04/07/2022	1,000,000	989,054

		2,080,032

Other Asset-Backed Securities — 7.1%
Allegro CLO V, Ser 2017-1A, Cl A Callable 10/16/2019 @ $100 2.606%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (A)	743,000	756,878
ArrowMark Colorado Holdings, Ser 2017-7A, Cl A Callable 01/15/2020 @ $100 2.824%, VAR ICE LIBOR USD 3 Month+1.220%, 07/15/2030 (A)	397,000	400,192
Atlas Senior Loan Fund V, Ser 2017-1A, Cl CR2 Callable 07/16/2019 @ $100 4.322%, VAR ICE LIBOR USD 3 Month+2.600%, 07/16/2029 (A)	250,000	253,216
Atrium XII, Ser 2017-12A, Cl DR Callable 04/22/2018 @ $100 4.545%, VAR ICE LIBOR USD 3 Month+2.800%, 04/22/2027 (A)	582,000	583,103
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl CR 4.469%, VAR ICE LIBOR USD 3 Month+2.750%, 01/20/2031 (A)	313,000	313,000

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other Asset-Backed Securities — continued
Carbone CLO, Ser 2017-1A, Cl A1 Callable 01/20/2020 @ $100 2.809%, VAR ICE LIBOR USD 3 Month+1.140%, 01/20/2031 (A)	$904,000	$910,289
CBAM, Ser 2017-2A, Cl B1 Callable 10/17/2019 @ $100 3.141%, VAR ICE LIBOR USD 3 Month+1.750%, 10/17/2029 (A)	273,000	275,438
Cedar Funding VIII CLO, Ser 2017-8A, Cl A1 Callable 10/17/2019 @ $100 2.981%, VAR ICE LIBOR USD 3 Month+1.250%, 10/17/2030 (A)	535,000	539,831
CIFC Funding, Ser 2017-1A, Cl A2R Callable 07/16/2019 @ $100 3.472%, VAR ICE LIBOR USD 3 Month+1.750%, 07/16/2030 (A)	382,000	385,364
Dewolf Park CLO, Ser 2017-1A, Cl A Callable 10/15/2019 @ $100 2.932%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/2030 (A)	507,000	511,565
Dryden 57 CLO, Ser 2018-57A, Cl C 3.590%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	608,000
Dryden XXVIII Senior Loan Fund, Ser 2017-28A, Cl A1LR Callable 08/15/2019 @ $100 2.616%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (A)	686,000	691,762
Greenwood Park CLO, Ser 2018-1A, Cl C 3.992%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	250,000
Greenwood Park CLO, Ser 2018-1A, Cl D 4.792%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/2031 (A)	375,000	375,000
ICG US CLO, Ser 2017-2A, Cl A1 Callable 10/23/2019 @ $100 2.597%, VAR ICE LIBOR USD 3 Month+1.280%, 10/23/2029 (A)	421,000	425,250
Madison Park Funding XI, Ser 2017-11A, Cl AR Callable 07/23/2018 @ $100 2.905%, VAR ICE LIBOR USD 3 Month+1.160%, 07/23/2029 (A)	607,000	609,033
Milos CLO, Ser 2017-1A, Cl A Callable 10/20/2019 @ $100 2.995%, VAR ICE LIBOR USD 3 Month+1.250%, 10/20/2030 (A)	250,000	251,935

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount/Shares	Value
Other Asset-Backed Securities — continued
Mountain View CLO, Ser 2017-1A, Cl D Callable 07/16/2019 @ $100 5.011%, VAR ICE LIBOR USD 3 Month+3.600%, 10/16/2029 (A)	$250,000	$252,633
OZLM Funding IV, Ser 2017-4A, Cl A1R Callable 10/22/2019 @ $100 2.995%, VAR ICE LIBOR USD 3 Month+1.250%, 10/22/2030 (A)	250,000	251,980
Rockford Tower CLO, Ser 2017-2A, Cl B Callable 10/15/2019 @ $100 3.472%, VAR ICE LIBOR USD 3 Month+1.750%, 10/15/2029 (A)	441,000	445,547
Rockford Tower CLO, Ser 2017-3A, Cl A Callable 01/20/2020 @ $100 2.859%, VAR ICE LIBOR USD 3 Month+1.190%, 10/20/2030 (A)	1,036,000	1,038,371
Rockford Tower CLO, Ser 2017-3A, Cl B Callable 01/20/2020 @ $100 3.139%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/2030 (A)	817,000	817,000
THL Credit Wind River CLO, Ser 2017-3A, Cl A 2.972%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2030 (A)	592,000	597,030
TICP CLO VIII, Ser 2017-8A, Cl C 4.457%, VAR ICE LIBOR USD 3 Month+3.100%, 10/20/2030 (A)	250,000	251,418
York CLO-2, Ser 2017-1A, Cl AR Callable 04/22/2018 @ $100 2.609%, VAR ICE LIBOR USD 3 Month+1.150%, 01/22/2031 (A)	837,000	843,012
York CLO-2, Ser 2017-1A, Cl CR Callable 04/22/2018 @ $100 3.309%, VAR ICE LIBOR USD 3 Month+1.850%, 01/22/2031 (A)	310,000	310,487
York CLO-2, Ser 2017-1A, Cl DR Callable 04/22/2018 @ $100 4.059%, VAR ICE LIBOR USD 3 Month+2.600%, 01/22/2031 (A)	250,000	250,462

		13,197,796

TOTAL ASSET-BACKED SECURITIES (Cost $17,174,070)		17,210,065

REGISTERED INVESTMENT COMPANIES — 5.0%
Credit Suisse Floating Rate High Income Fund, Cl I *	441,949	3,040,607
Goldman Sachs BDC	698	15,028

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares/ Face Amount(1)		Value
Golub Capital BDC		1,247	$22,658
Nuveen Symphony Floating Rate Income Fund, Cl I *		315,885	6,213,467

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $9,297,078)			9,291,760

EXCHANGE TRADED FUNDS — 4.1%
iShares Core S&P Small-Capital ETF		216	17,008
iShares MSCI Brazil ETF		159,800	7,445,082
iShares Russell 1000 Value ETF		405	52,261
SPDR S&P 500 ETF Trust		198	55,816

TOTAL EXCHANGE TRADED FUNDS (Cost $7,122,975)			7,570,167

SOVEREIGN DEBT — 2.7%
Australia Government Bond 4.250%, 04/21/2026	AUD	71,000	63,567
2.750%, 04/21/2024	AUD	78,000	63,460
2.250%, 05/21/2028	AUD	87,000	66,533
Belgium Government Bond 4.250%, 03/28/2041 (A)	EUR	12,000	22,946
Bundesrepublik Deutschland 4.750%, 07/04/2040	EUR	59,000	125,635
3.250%, 07/04/2042	EUR	66,000	117,619
Canadian Government Bond 5.750%, 06/01/2033	CAD	78,000	90,939
5.000%, 06/01/2037	CAD	54,000	61,598
3.750%, 06/01/2019	CAD	69,000	57,573
3.500%, 06/01/2020	CAD	51,000	42,987
3.250%, 06/01/2021	CAD	44,000	37,225
2.750%, 06/01/2022	CAD	49,000	40,986
2.500%, 06/01/2024	CAD	54,000	44,679
2.250%, 06/01/2025	CAD	51,000	41,450
1.750%, 09/01/2019	CAD	65,000	52,816
1.500%, 03/01/2020	CAD	92,000	74,276
1.500%, 06/01/2023	CAD	55,000	43,285
1.500%, 06/01/2026	CAD	52,000	39,755
1.000%, 09/01/2022	CAD	45,000	34,853
0.750%, 09/01/2020	CAD	90,000	71,058
0.750%, 03/01/2021	CAD	54,000	42,320
0.750%, 09/01/2021	CAD	59,000	45,909
0.500%, 03/01/2022	CAD	59,000	45,082
French Government Bond OAT 4.500%, 04/25/2041	EUR	33,000	64,727
French Republic Government Bond OAT 4.000%, 10/25/2038	EUR	17,000	30,715

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Indonesia Treasury Bond 8.375%, 03/15/2024	IDR	11,200,000,000	$948,262
8.375%, 09/15/2026	IDR	6,000,000,000	513,105
8.250%, 07/15/2021	IDR	9,150,000,000	741,113
8.250%, 05/15/2036	IDR	1,300,000,000	109,236
7.000%, 05/15/2022	IDR	1,500,000,000	117,078
Ireland Government Bond 2.000%, 02/18/2045	EUR	35,000	45,228
Italy Buoni Poliennali Del Tesoro 6.500%, 11/01/2027	EUR	23,000	39,832
6.000%, 05/01/2031	EUR	31,000	54,169
5.250%, 11/01/2029	EUR	25,000	40,556
5.000%, 09/01/2040	EUR	23,000	38,125
4.750%, 09/01/2044 (A)	EUR	47,000	76,611
3.250%, 09/01/2046 (A)	EUR	18,000	23,416
2.700%, 03/01/2047 (A)	EUR	20,000	23,299
Japan Government Five Year Bond 0.100%, 09/20/2020	JPY	5,600,000	51,562
0.100%, 12/20/2020	JPY	3,400,000	31,318
Japan Government Ten Year Bond 0.500%, 12/20/2024	JPY	3,500,000	33,186
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	14,817
2.300%, 06/20/2035	JPY	4,000,000	47,804
2.300%, 12/20/2036	JPY	7,100,000	85,466
Japan Government Twenty Year Bond 1.200%, 09/20/2035	JPY	4,100,000	42,141
1.000%, 12/20/2035	JPY	1,500,000	14,930
0.700%, 03/20/2037	JPY	5,000,000	46,948
0.600%, 09/20/2037	JPY	12,500,000	114,842
Japan Government Two Year Bond 0.100%, 01/15/2019	JPY	8,000,000	73,441
Netherlands Government Bond 3.750%, 01/15/2042 (A)	EUR	18,000	34,200
2.750%, 01/15/2047 (A)	EUR	14,000	23,415
Portugal Obrigacoes do Tesouro OT 4.100%, 02/15/2045 (A)	EUR	16,000	24,176
Spain Government Bond 5.150%, 10/31/2044 (A)	EUR	13,000	24,657
4.900%, 07/30/2040 (A)	EUR	24,000	43,487
4.700%, 07/30/2041 (A)	EUR	19,000	33,695

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value
Sweden Government Bond 3.500%, 03/30/2039	SEK	135,000	$23,036

TOTAL SOVEREIGN DEBT (Cost $4,777,967)			4,955,144

PREFERRED STOCK — 0.2%
Brazil — 0.2%
Banco Bradesco 3.260% *		5,700	72,905
Braskem 3.900%		700	10,856
Itau Unibanco Holding 0.420%		11,000	180,433

			264,194

South Korea — 0.0%
Samsung Electronics 0.000%		27	53,325

TOTAL PREFERRED STOCK (Cost $244,191)			317,519

RIGHTS — 0.0%
	Number of Rights
Hong Kong — 0.0%
Fosun International		26	—

Italy — 0.0%
Unicredit 2/21/2018		11,791	58

TOTAL RIGHTS (Cost $—)			58

U.S. TREASURY OBLIGATIONS — 2.3%
	Face Amount
U.S. Treasury Bond
8.000%, 11/15/2021		$100,000	120,188
U.S. Treasury Note
2.250%, 12/31/2023		113,000	110,789
2.250%, 01/31/2024		114,000	111,707
2.250%, 10/31/2024		73,000	71,164
2.125%, 12/31/2021		58,000	57,325
2.125%, 09/30/2021		70,000	69,300
2.125%, 12/31/2022		88,000	86,360
2.125%, 03/31/2024		114,000	110,763
2.125%, 02/29/2024		114,000	110,820
2.000%, 10/31/2022		71,000	69,361
2.000%, 10/31/2021		58,000	57,137
2.000%, 11/30/2022		23,000	22,457

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.000%, 06/30/2024	$82,000	$78,899
2.000%, 05/31/2024	86,000	82,819
1.875%, 03/31/2022	149,000	145,531
1.875%, 02/28/2022	91,000	88,949
1.875%, 01/31/2022	92,000	90,002
1.875%, 10/31/2022	52,000	50,527
1.875%, 07/31/2022	156,000	151,874
1.875%, 04/30/2022	96,000	93,683
1.750%, 05/31/2022	96,000	93,128
1.750%, 06/30/2022	99,000	95,957
1.625%, 04/30/2023	93,000	88,771
1.500%, 03/31/2023	49,000	46,525
1.250%, 10/31/2021	166,000	159,100
United States Treasury Bill
1.430%, 06/07/2018 (B) (C)	1,920,000	1,909,934

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,220,964)		4,173,070

TOTAL INVESTMENTS — 83.3% (Cost $136,504,827)		$154,211,372

Percentages are based on Net Assets of $185,219,759.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of January 31, 2018 was $13,835,026 and represents 7.5% of Net Assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BDC — Business Development Company

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

S&P CNX Nifty — National Stock Exchange of India

SEK — Swedish Krona

Ser — Series

SGX — Singapore Exchange Limited

SPDR — S&P Depository Receipts

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2018, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/21/18	AUD	245,700	USD	188,407	$(9,546)
Morgan Stanley	03/21/18	CAD	1,088,600	USD	848,489	(37,049)
Morgan Stanley	03/21/18	EUR	1,814,200	USD	2,155,196	(104,430)
Morgan Stanley	03/21/18	SEK	189,700	USD	22,787	(1,367)
Morgan Stanley	03/21/18	USD	10,675	CAD	13,300	144
Morgan Stanley	03/21/18	INR	165,200,000	USD	2,579,557	(772)
Morgan Stanley	03/21/18	USD	10,520,192	EUR	8,670,800	279,478
Morgan Stanley	03/21/18	USD	15,861,015	INR	1,028,780,000	207,938
Morgan Stanley	03/22/18	JPY	383,697,600	USD	3,432,455	(92,086)
Morgan Stanley	03/22/18	USD	1,978,337	JPY	214,500,000	(7,999)
Morgan Stanley	03/22/18	USD	4,457,200	JPY	497,374,900	111,550

						$345,861

The open futures contracts held by the Fund at January 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-MINI	(28)	Mar-2018	$(2,830,515)	$(3,003,700)	$(173,185)
MSCI Emerging Markets E-MINI	(19)	Mar-2018	(1,061,501)	(1,194,910)	(133,409)
Russell 1000 Value Index E-MINI	63	Mar-2018	3,875,825	3,995,775	119,950
Russell 2000 Index E-MINI	113	Mar-2018	8,688,306	8,904,400	216,094
S&P 500 Index E-MINI	(65)	Mar-2018	(8,671,235)	(9,183,850)	(512,615)
SGX S&P CNX Nifty Index	606	Feb-2018	13,429,033	13,403,508	(25,525)
Topix Index	8	Mar-2018	1,325,970	1,347,989	(9,297)

			$14,755,883	$14,269,212	$(517,987)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

The following table summarizes the inputs used as of January 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$214,695	$—	$—	$214,695
Belgium	337,740	—	—	337,740
Canada	595,710	—	—	595,710
China	551,791	—	—	551,791
Denmark	200,459	—	—	200,459
France	2,332,007	—	—	2,332,007
Germany	1,727,997	—	—	1,727,997
Hong Kong	1,797,547	—	—	1,797,547
Indonesia	6,549,971	—	—	6,549,971
Italy	1,060,843	—	—	1,060,843
Japan	19,402,605	426,766	—	19,829,371
Netherlands	894,658	—	—	894,658
Norway	139,218	—	—	139,218
South Africa	107,341	—	—	107,341
South Korea	663,460	—	—	663,460
Spain	2,079,876	—	—	2,079,876
Sweden	1,026,174	—	—	1,026,174
Switzerland	953,733	—	—	953,733
Taiwan	426,776	—	—	426,776
United Kingdom	717,094	—	—	717,094
United States	68,487,128	—	—	68,487,128

Total Common Stock	110,266,823	426,766	—	110,693,589

Asset-Backed Securities	—	17,210,065	—	17,210,065
Registered Investment Companies	9,291,760	—	—	9,291,760
Exchange Traded Funds	7,570,167	—	—	7,570,167
Sovereign Debt	—	4,955,144	—	4,955,144
Preferred Stock	317,519	—	—	317,519
Rights	—	58	—	58
U.S. Treasury Obligations	—	4,173,070	—	4,173,070

Total Investments in Securities	$127,446,269	$26,765,103	$—	$154,211,372

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$599,110	$—	$599,110
Unrealized Depreciation	—	(253,249)	—	(253,249)
Futures Contracts *
Unrealized Appreciation	336,044	—	—	336,044
Unrealized Depreciation	(854,031)	—	—	(854,031)

Total Investments in Securities	$(517,987)	$345,861	$—	$(172,126)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2018 (Unaudited)

Amounts designated as “—” are $0.

For the period ended January 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures. All transfers, if any, are recognized at period end. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018